Europe 1.25x Strategy Fund Average Annual Total Returns - Class A and Class C [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI World ex USA Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.03%	2.50%	2.55%
STOXX Europe 50® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.40%	5.92%	5.15%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	(4.08%)	3.12%	2.88%
Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(9.20%)	1.45%	1.53%
Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(2.25%)	1.72%	1.62%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	(7.13%)	3.02%	3.19%